COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Bandwidth USD ($)	Dec. 31, 2013 Bandwidth CNY	Dec. 31, 2013 Licensed copyrights USD ($)	Dec. 31, 2013 Licensed copyrights CNY	Dec. 31, 2013 Office USD ($)	Dec. 31, 2013 Office CNY	Dec. 31, 2012 Office CNY	Dec. 31, 2011 Office CNY
Operating lease commitments
Rent-free period for payments under operating leases	1 month	6 months
Advance notice period for renewal of leases	1 month	3 months
Total office rental expenses							$ 13,518	81,831	43,257	19,622
Future minimum payments under non-cancelable operating leases
2014			93,739	567,465			10,325	62,507
2015			10,059	60,894			6,070	36,743
2016			981	5,940			1,414	8,559
2017			33	200
Total			104,812	634,499			17,809	107,809
Future minimum payments under non-cancelable licensed copyrights
2014					47,525	287,705
2015					16,618	100,599
2016					3,631	21,978
2017					536	3,246
Total					$ 68,310	413,528